Trade and other payables, deposits received and accrued expenses	6 Months Ended
Jun. 30, 2025
Trade And Other Payables Deposits Received And Accrued Expenses [Abstract]
Trade and other payables, deposits received and accrued expenses

18 Trade and other payables, deposits received and accrued expenses

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Trade payables	20,713	47,117
Government grants received with conditions*	184,542	187,242
Accrued payroll and social insurance	96,593	76,510
Payables for professional services	27,134	33,970
Taxes payable and others	89,486	33,126
Total other payables, deposits received and accrued expenses	397,755	330,848
Trade and other payables, deposits received and accrued expenses measured at amortized cost	418,468	377,965
*	The current portion of government grants received with conditions mainly represent the grants received with certain requirements of operation performance and tax contribution in a specified region.

As of June 30, 2025, all of the balances of trade and other payables are expected to be settled or recognized as income within one year or are repayable on demand. The credit period granted by the suppliers is generally between 30 to 60 days.